LAND USE RIGHTS	12 Months Ended
Dec. 31, 2017
LAND USE RIGHTS
LAND USE RIGHTS

8.      LAND USE RIGHTS

Details of land use rights are as follows:

	December 31,	December 31,
	2016	2017

Operating leases :
In the mainland of the PRC, held on:
Leases less than 10 years	121,047	127,516
Leases between 10 to 50 years	3,089,734	3,475,023
Leases over 50 years	135,227	117,939
	3,346,008	3,720,478

Operating leases prepayments

	2016	2017

As at January 1,	3,471,604	3,346,008
Additions	20,963	59,215
Acquisition of a subsidiary	—	31,833
Transfer from property, plant and equipment (note 6)	156,752	396,398
Disposals	(12,826)	(6,712)
Disposal of subsidiaries	—	(3,294)
Transfer to investment properties (note 7)	(190,761)	(6,896)
Amortization	(99,724)	(96,074)
As at December 31,	3,346,008	3,720,478

As at December 31, 2017, the Group was in the process of applying for the certificates of land use rights with a carrying amount of RMB516 million (December 31, 2016: RMB447 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of land parcels to date. As at December 31, 2017, the carrying value of these land parcels only represented approximately 0.26% of the total asset value of the Group (December 31, 2016: 0.23%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the right to use the above land, and that there is no material adverse impact on the overall financial position of the Group.

For the year ended December 31, 2017, the amortization expenses of land use rights were recognized in "general and administrative expenses" in profit or loss amounting to RMB96 million (December 31, 2015: RMB104 million, December 31, 2016: RMB100 million).

As at December 31, 2017, the Group has pledged land use rights at a net carrying value amounting to RMB177 million (December 31, 2016: RMB275 million) for bank and other borrowings as set out in note 24 to the financial statements.